Shareholder Report, Line Graph (Details) - USD ($)	May 21, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
C000232082
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,649	$ 10,448	$ 10,018	$ 8,832	$ 9,594
C000232083
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,000	10,514	10,162	9,027	9,879
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	14,313	13,222	10,180	11,033
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	14,313	13,222	10,180	11,033
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Account Value	$ 10,000	11,465	10,789	9,425	9,965
S&P Target Risk Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Account Value	$ 10,000	$ 11,465	$ 10,789	$ 9,425	$ 9,965